Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

14. Subsequent Events

Stock Repurchase Plan

During January 2012, the Company repurchased 1,943 shares of its common stock under the Stock Repurchase Program, to be held in treasury, at an aggregate cost of $5.

Amendments to Bylaws

On January 19, 2012, the Board approved certain amendments to the bylaws of the Company, (the “Bylaw Amendments”), which became effective immediately upon its adoption by the Board. The Bylaw Amendments: (i) add certain procedural requirements with respect to stockholder action by written consent in lieu of a meeting, consisting of (a) clarifying provisions related to the record date, (b) requiring that an inspector of election reviews and certifies written consents and (c) providing certain requirements with respect to the dating of written consents; (ii) clarify that the Board has the sole ability to fill vacancies on the Board resulting from removal and newly created directorships resulting from any increase in the authorized number of directors; and (iii) increase the requisite percentage of stockholders required to approve a Bylaw amendment to 75% of the votes entitled to be cast at any annual election of directors from a majority of such votes.

Exercise of Stock Options

During February and March 2012, the Company issued 832 shares of its common stock upon the exercise of stock options. The Company realized proceeds of $1 in connection with these option exercises.

Rights Agreement Amendment

On March 26, 2012, the Company entered into a First Amendment to Rights Agreement (the “First Amendment”) with Continental, as rights agent, to amend the definition of “Acquiring Person” contained in Section 1 of the Rights Agreement to lower the threshold for qualifying as an Acquiring Person to Beneficial Ownership, alone or together with all Affiliates and Associates of such Person, of more than 10% of the Common Shares then outstanding, and to make other conforming changes (each of Person, Affiliates, Associates, Beneficial Ownership and Common Shares as defined in the Rights Agreement).

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On March 27, 2012, the Company entered into a support agreement (the “Genesis Support Agreement”) with Genesis Capital Advisors LLC, a Delaware limited liability company, Genesis Opportunity Fund, L.P., a Delaware limited partnership, and Genesis Asset Opportunity Fund, L.P., a Delaware limited partnership (collectively, the “2012 Stockholder”). Pursuant to the Genesis Support Agreement, the 2012 Stockholder agreed to vote all of the shares of the Company’s common voting stock owned by the 2012 Stockholder in favor of the election of all director nominees recommended by the Board at the Company’s 2012 Annual Meeting (the “Annual Meeting”)

The Genesis Support Agreement also provides that, as a condition to the 2012 Stockholder’s obligations thereunder, the Board will adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an “Acquiring Person” for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the “Rights Agreement”), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the “Beneficial Owner” (as defined under the Rights Agreement) of more than 35% of the Company’s outstanding common stock, and (ii) that the Board approves, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company’s common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company’s common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an “Acquiring Person” and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company’s common stock then at any time it increases its beneficial ownership over 10% it would be deemed an “Acquiring Person”.

Pursuant to its obligations under the Genesis Support Agreement and as a further inducement for the 2012 Stockholder to enter into the Genesis Support Agreement, the Company, concurrently with the execution of the Genesis Support Agreement, entered into a Registration Rights Agreement with the 2012 Stockholder pursuant to which the Company agreed to register the resale of the shares of the Company’s common stock owned by the 2012 Stockholder (See Note – Registration Rights Agreement, below).

The Genesis Support Agreement further provides that the Board shall vote to expand its size to a total of six (6) members and that it will thereafter appoint two designees of the 2012 Stockholder to serve as directors on the Board (the “Stockholder Designees”). The Board is further obligated to nominate and recommend the election of the Stockholder Designees, and to solicit proxies to such effect. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 22% of the common stock of the Company, the 2012 Stockholder shall only retain authority to appoint one Stockholder Designee to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of more than one Stockholder Designee and shall not be obligated to solicit proxies or otherwise promote the election to the Board of such Stockholder Designee. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 10% of the common stock of the Company, the 2012 Stockholder shall retain no authority to appoint any Stockholder Designees to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of any of the Stockholder Designees and shall not be obligated to solicit proxies or otherwise promote the election to the Board of any Stockholder Designee.

Additionally, the 2012 Stockholder agreed to certain standstill restrictions, effective as of the date of the Genesis Support Agreement and expiring on the earlier of 18 months following the execution of the Genesis Support Agreement or the consummation of a change of control of the Company and certain restrictions on transfer of certain of the shares owned by them.

Registration Rights Agreement

On March 27, 2012, the Company entered into a Registration Rights Agreement with the 2012 Stockholder (the “Registration Rights Agreement”) pursuant to its obligation under the Genesis Support Agreement. Pursuant to the Registration Rights Agreement, the Company agreed to register for resale the shares of common stock held by the 2012 Stockholder by no later than April 30, 2012. The Registration Rights Agreement further obligates the Company to use commercially reasonable efforts to cause any registration statement filed pursuant to the Registration Rights Agreement to be declared effective within 150 days following the date of the Registration Rights Agreement, and to remain effective under the Securities Act until the earlier of (i) such time as all of the 2012 Stockholders’ shares of the Company’s common stock registered by any such registration statement have been sold, or (ii) three years from the effective date of the Agreement. The Registration Rights Agreement obligates the Company to bear all fees and expenses incident to the performance of and compliance with its obligations under the Registration Rights Agreement regardless of whether or not any securities are sold pursuant to any registration statement filed pursuant to the Registration Rights Agreement. The Company is obligated to indemnify, defend and hold harmless any stockholder or affiliates, directors or employees thereof, for losses, claims, damages, liabilities and costs arising from violations of the law or the agreement, or any misstatement or omission of a material fact, perpetrated by the Company relating to any registration statement filed pursuant to the Registration Agreement. The 2012 Stockholder is obligated to indemnify, defend and hold harmless the Company and its directors, employees and agents for losses arising from any misstatement or omission of a material fact perpetrated by the Stockholder relating to any registration statement filed pursuant to the Registration Rights Agreement.

Employment Agreements

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provides that Dr. Schiller’s base salary shall be increased from $150,000 per annum to $180,000 per annum, and provides that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Dr. Schiller’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Dr. Schiller’s Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Dr. Schiller’s employment with the Company, the Company shall pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15,000 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company is terminated. The Schiller Amendment further provides that the Company shall pay to Dr. Schiller certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Schiller Amendment.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company shall be extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provides that, as of March 1, 2012, the Company shall pay to Mr. Nyweide a base salary of $31,250 per month as a full time employee. If the Company elects to extend the term of Mr. Nyweide’s employment beyond December 31, 2012, the Company shall pay to Mr. Nyweide a base salary of $20,000 per month as a part time employee. The Nyweide Amendment provides that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Mr. Nyweide’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide’s employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months of his part-time base salary ($15,000 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15,000 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.

Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investment in public entity (“PIPE”) financing. The agreement has a term of one year.